                                     [LOGO]

                        G.T. GLOBAL: AMERICA VALUE FUND
                              G.T. GLOBAL: AMERICA
                             SMALL CAP GROWTH FUND
                SUPPLEMENT TO PROSPECTUS DATED OCTOBER 18, 1995.

--------------------------------------------------------------------------------

THE FOLLOWING REVISES THE DISCUSSION UNDER "HOW TO INVEST."

EFFECTIVE DECEMBER 18, 1995, ALL CLASS A SHARES PURCHASED AFTER THAT DATE PURSUANT TO A SALES CHARGE WAIVER BASED ON THE AGGREGATE PURCHASE AMOUNT EQUALLING AT LEAST $500,000 WILL BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE FOR ONLY THE FIRST YEAR AFTER THEIR PURCHASE.

AMESU512008MC                                                  DECEMBER 18, 1995